Cover	Jun. 21, 2022
Cover [Abstract]
Entity Registrant Name	Timberline Resources Corporation
Entity Central Index Key	0001288750
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 21, 2022
Entity File Number	001-34055
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	82-0291227
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address State Or Province	ID
Entity Address Postal Zip Code	83814
City Area Code	208
Local Phone Number	664-4859
Entity Address Address Line 1	101 East Lakeside Avenue Coeur d’Alene